Related Party Transactions	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

a.

Teekay and its wholly-owned subsidiary Teekay Tankers Management Services Ltd., which is the Company’s manager (or the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions” in our Annual Report on Form 20-F for the year ended December 31, 2014. Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2015 $	June 30, 2014 $	June 30, 2015 $	June 30, 2014 $
Time-charter revenues (i)	—	3,671	—	7,302
Pool management fees and commissions (ii)	(2,468)	(979)	(4,860)	(2,081)
Commercial management fees (iii)	(239)	(326)	(442)	(579)
Vessel operating expenses – technical management fee (iv)	(1,656)	(1,443)	(3,156)	(2,841)
Strategic and administrative service fees	(1,777)	(2,466)	(3,719)	(4,935)

(i)	The Company chartered-out the Pinnacle Spirit and the Summit Spirit to Teekay under fixed-rate time-charter contracts, which expired in November and December of 2014, respectively.
(ii)	The Company’s share of the Pool Managers’ fees that are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income.
(iii)

The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of income.

(iv)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses.

b.

The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. The amounts owing from the Pool Managers for monthly distributions are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. The Company had also advanced $41.6 million and $36.2 million as at June 30, 2015 and December 31, 2014, respectively, to the Pool Managers for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when applicable vessels leave the pools.

c.

On August 1, 2014, the Company purchased from Teekay a 50% interest in TTOL, which owns conventional tanker commercial management and technical management operations, including the direct ownership in three commercially managed tanker pools, for an aggregate price of approximately $23.7 million, including $6.7 million in net working capital (see note 3c).